Commitments (Tables)	12 Months Ended
Dec. 31, 2025
Notes to Consolidated Financial Statements [Abstract]
Summary of Minimum Future Commitments Under Contractual Agreements

	Principal portion and
	estimated interest
	Lease	Long-term	Purchase	Capital	Other
December 31, 2025	liabilities	debt	commitments	commitments	commitments	Total
Within 1 year	395	995	1,230	63	195	2,878
1 to 3 years	469	2,503	24	20	259	3,275
3 to 5 years	239	1,949	24	‐	109	2,321
Over 5 years	394	10,030	‐	‐	188	10,612
Total	1,497	15,477	1,278	83	751	19,086